Auditor fees	12 Months Ended
Dec. 31, 2020
Auditor fees
Auditor fees

25. Auditor fees

The fees for services provided by our external auditor, Deloitte Accountants B.V., are specified below for each of the financial years indicated:

	2020	2019	2018
	(€ in thousands)
Audit fees	487	515	181
Audit-related fees	24	57	261
Tax fees	—	—	—
All other fees	—	—	—
	511	572	442

Audit fees consist of aggregate fees for professional services provided in connection with the annual audit of our financial statements, procedures on our quarterly financial statements, consultations on accounting matters directly related to the audit. Audit-related fees consist of procedures relating to share offerings, such as comfort letters, as well as consents and review of documents filed with the SEC.